Commitments - Minimum Annual Purchases (Detail)	12 Months Ended
Dec. 31, 2020
Commitments [abstract]
Minimum Annual Purchase Of Camacari	205,000
Minimum Annual Purchase Of Maua	44,100
Maturity of Commitment of Camacari	2021
Maturity of Commitment of Maua	2023